Loans from Third Parties (Tables)	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Schedule of loans from third parties
Lender name	Interest rate	Term	June 30, 2019	December 31, 2018
Urumqi Changhe Financing Guarantee Co., Ltd.	Fixed annual rate of 7.0%	Repayment on demand	$2,182,967	$2,179,539
Urumuqi National Economic Financing and Guarantee Co., Ltd.	Fixed annual rate of 7.0%	Repayment on demand	1,134,444	1,132,663
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 23, 2016 to August 22, 2017	333,522	-
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 30, 2016 to November 29, 2017	2,184,424	-
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 1, 2016 to November 30, 2017	1,456,282	-
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 19, 2016 to March 18, 2018	7,281,412	-
Zhiyuan Shenzhen Factoring Co., Ltd.	Interest was not charged	Repayment on demand	101,940
			$14,674,991	$3,312,202